Revenue - Additional information (Details) ¥ in Thousands	9 Months Ended
Mar. 31, 2022 CNY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected period of satisfaction of amount expected to be recognized	1 year
- License fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Amount expected to be recognized as revenue	¥ 51,317,000
Membership fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Amount expected to be recognized as revenue	¥ 0